SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Maximum Issuance Shares			5,572,000
Maximum Issuance, Amount	$ 3,200,000		$ 3,200,000
Total accounts receivable	$ 554,344		554,344		$ 236,370	$ 281,543
Amount written off					1,470,522
Impairment charge					1,721,663	0
Allowance of doubtful accounts					247,411
Doubtful accounts written off					1,717,933
Impairment allowance					247,411	0
Purchased production equipment					2,278,337
Book value of equipment					5,548,799
Stock based compensation for services			$ 320,400	$ 100,000	248,103	100,000
Advertising and marketing expense					884,956	542,680
Non-controlling interests					$ (131,123)	(14,250)
Leasehold Improvements [Member]
Property and equipment, useful life					6 years
Production Equipment [Member]
Property and equipment, useful life					20 years
Kiosks [Member]
Property and equipment, useful life					5 years
Customer 2 [Member]
Prepaid invoices					$ 236,789	1,505,018
Customer 3 [Member]
Cost of services					623,375
Customer deposit liability					$ 623,375	623,375
Customer One [Member]
Sale of revenue concentration	28.00%		19.00%
Customer Two [Member]
Sale of revenue concentration			17.00%
Customer 1 [Member]
Sale of account receivable Concentration	72.00%	46.00%	72.00%	46.00%	22.00%
Sale of revenue concentration	35.00%	82.00%	23.00%	81.00%
Total accounts receivable	$ 544,344	$ 469,730	$ 544,344	$ 469,730	$ 236,368	$ 281,543
Revenue concentration percentage					82.00%	41.00%
Accounts receivable concentration percentage					46.00%	37.00%